SCHEDULE OF ADVANCES AND ACCOUNTS PAYABLE TO RELATED PARTY (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Advances and accounts payable to related party	$ 94,361
Luquan Shengcaofeng Biotechnology Co Ltd [Member]
Related Party Transaction [Line Items]
Advances and accounts payable to related party		$ 165,958